SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 26, 2018	Jun. 14, 2018	Jun. 13, 2018	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Entity incorporation, date of incorporation										Dec. 01, 2017		Dec. 01, 2017
Common stock share outstanding				14,067,006						14,067,006		13,897,827	13,010,200
Cash and cash equivalents				$ 393,254						$ 393,254		$ 62,555	$ 22,291
Bad debts expense										0	$ 0	5,327	0
Allowance for doubtful accounts				0						0		0	0
Advertising and marketing expenses										160,893	7,376	93,805	19,422
Net loss				(27,432)	$ (372,132)	$ (410,545)	$ 59,144	$ (189,850)	$ (26,001,782)	$ (810,110)	(26,132,488)	$ (26,155,061)	(150,984)
Income tax examination, description										The Company’s income tax returns are open for examination for up to the past six years under the statute of limitations. There are no tax returns currently under examination		The Company’s income tax returns are open for examination for up to the past three years under the statute of limitations. There are no tax returns currently under examination.
Operating Lease, Right-of-Use Asset				2,092						$ 2,092		$ 14,257	30,477
Number of shares issued during period										914,488
Stock-based compensation												168,651	0
Loan payable - due to factors				46,549						$ 46,549		20,540	$ 98,471
Unrealized gain due to foreign currency fluctuations				$ (1,941)	$ 333	$ (5,265)				$ (6,872)		$ 9,892
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset															$ 44,602
Ccorporation [Member]
Net loss														$ 270,000
Paul Adler [Member]
Number of shares issued during period		12,500.000
Global Diversified Holdings, Inc. [Member]
Number of shares issued during period	200
Global Diversified Holdings, Inc. [Member] | President [Member]
Number of common stock for acquisition	200
Common Stock [Member]
Stock redeemed or called during period, shares			19,500,000
Common stock share outstanding			20,000,000	14,067,006						14,067,006		13,132,518	13,010,000
Net loss
Number of shares issued during period						42							170,000